CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 2,099,404	$ 2,121,374
Cost of sales	(1,917,211)	(1,926,697)
Gross profit	182,193	194,677
Selling, marketing, general and administrative expenses	(118,412)	(118,950)
Gain on disposal of businesses	361	73,950
Gain on asset sales	3,801	417
Impairment of goodwill	0	(36,684)
Impairment, Long-Lived Asset, Held-for-Use	(38)	(1,277)
Operating income	67,905	112,133
Other (expense) income, net	(348)	7,622
Interest income	3,040	3,079
Interest expense	(17,182)	(17,948)
Income from continuing operations before income taxes and equity earnings	53,415	104,886
Income tax expense	(17,578)	(34,401)
Equity method earnings	8,292	1,002
Income from continuing operations	44,129	71,487
Income (loss) from discontinued operations, net of income taxes	30	(6,051)
Net income	44,159	65,436
Net (income) loss attributable to noncontrolling interests	(5,247)	4,707
Net income attributable to Dole plc	$ 38,912	$ 70,143
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.41	$ 0.80
Discontinued operations (in USD per share)	0	(0.06)
Net income per share attributable to Dole plc - basic (in USD per share)	0.41	0.74
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.41	0.80
Discontinued operations (in USD per share)	0	(0.06)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.41	$ 0.74
Weighted-average shares:
Basic (in shares)	95,109	94,929
Diluted (in shares)	95,677	95,229
Impairment of goodwill	$ 0	$ 36,684